DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Consumer Price Index (Details)	12 Months Ended
	Dec. 31, 2020 $ / $	Dec. 31, 2019 $ / $	Dec. 31, 2018 $ / $
Variation in Prices
National Consumer Price Index	385.88	284.44	184.26
Banco Nacin US$/$ exchange rate	84.15	59.89	37.70
Commodity price risk
Variation in Prices
Annual (as a percent)	36.10%	53.80%	47.60%
Accumulated 3 years (as a percent)	209.20%	183.20%	147.80%
Currency risk
Variation in Prices
Annual (as a percent)	40.50%	58.90%	102.10%
Accumulated 3 years (as a percent)	351.20%	276.90%	189.10%